FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 4:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, "Fair Value Measurements and Disclosures", the Company measures its money market funds and available-for-sale marketable securities at fair value. Money market funds and marketable securities are classified within Level 1 and Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of December 31, 2016:

	December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$78	$-	$78
Marketable securities:
Foreign banks debentures	-	8,011	8,011
Corporate debentures	-	6,927	6,927

Total financial assets	$78	$14,938	$15,016